Related party transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related party transactions
Schedule of the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An invest e e of the Group
JD Digits	An entity and its subsidiaries controlled by the Founder
Core Fund	An investee of the Group
AiHuiShou and its subsidiaries (“AiHuiShou Group”)	An investee of the Group
Farfetch and its subsidiaries (“Farfetch Group”)	An investee of the Group

Schedule of the major related party transactions

Transactions	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Revenues:
Commission from cooperation on advertising business with Tencent Group (*)	229,900	266,775
Services to Tencent Group (*)	217,076	140,428
Services and sales of goods to Dada Group	39,455	50,191
Services and sales of goods to AiHuiShou Group	2,093	59,790
Traffic support, marketing and promotion services provided to AiHuiShou Group	4,022	141,284
Traffic support, marketing and promotion services provided to Bitauto Group	455,539	453,699
Traffic support, marketing and promotion services provided to Tuniu Group	98,761	98,445
Traffic support, marketing and promotion services provided to Dada Group	46,597	46,596
Services and sales of goods to JD Digits	312,237	211,691
Traffic support, marketing and promotion services provided to JD Digits	42,736	2,658
Traffic support, marketing and promotion services provided to Farfetch Group	—	18,560

Operating expenses:
Services and purchases from Tencent Group (*)	819,886	1,369,599
Services from Dada Group	592,367	900,639
Payment processing and other services from JD Digits	2,625,643	3,323,680
Service from Core Fund	—	327,007

Other income:
Income from non-compete agreement with Dada Group	58,178	61,185
Interest income from loans provided to JD Digits	206,016	24,482
Interest income from loans provided to Core Fund	—	65,889

(*)
In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson by exercising the right
s
previously granted to the Group in March 2014.

(*)
On May 10, 2019, the Company renewed the strategic cooperation agreement with Tencent, for a period of three years starting from May 27, 2019. Tencent continued to offer the Group prominent level 1 and level 2 access points on its Weixin platform to provide traffic support, and the two parties also intend to continue to cooperate in a number of areas including communications, advertising and membership services, among others.
As part of the total consideration, the
Company agreed to issue to Tencent a certain number of the Company’s Class A ordinary shares for a consideration of approximately US$250 million at prevailing market prices at certain pre-determined dates during the three-year period, of which 8,127,302 Class A ordinary shares were issued in May 2019.

Schedule of the major related party balances

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Due from Tencent Group	862,781	1,409,072
Due from JD Digits
Loans provided to JD Digits(* * )	4,427,907	3,988,650
Other receivables from/(payables to) JD Digits	(525,669)	1,801,221
Due from Core Fund	—	2,840,364
Due from AiHuiShou Group	2,025	—

Total	4,767,044	10,039,307

Due to Tuniu Group	(585)	(2,192)
Due to Dada Group	(118,135)	(167,475)
Due to AiHuiShou Group	—	(34,490)

Total	(118,720)	(204,157)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(771,121)	(317,422)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(214,560)	(116,115)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(269,225)	(222,629)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to AiHuiShou Group	—	(2,007,417)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Farfetch Group	—	(203,547)

Total	(1,254,906)	(2,867,130)

Other liabilities in relation to non-compete obligation to Dada Group	(354,236)	(301,875)

Total	(354,236)	(301,875)

(* * )
In relation to the loans provided to JD Digits, the Group charged JD Digits based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the unaudited interim condensed consolidated statements of cash flows.